Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
INVESCO TECHNOLOGY SECTOR FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

			You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

			Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers considered by Invesco Advisers, Inc. (Invesco or the Adviser), the Fund's investment adviser, to rely extensively on technology, science and communications in their product development or operations at the time of investment, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests primarily in securities that are considered by the Fund's portfolio managers to have potential for earnings or revenue growth.

The Fund considers an issuer to rely extensively on technology, science and communications if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund's portfolio managers determine that its primary business is within technology-related industries.

Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and telecommunications/media distribution services, medical technology, biotechnology, as well as service-related companies in the information technology industry.

While the portfolio managers may invest in securities of issuers of any market capitalization, they tend to favor the securities of mid- and large-capitalization issuers.

The Fund may invest up to 50% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies.

The Fund can invest in derivative instruments including options and futures contracts.

The Fund can use options, including call options, for hedging and investment purposes.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

Invesco Advisers, Inc. (Invesco or the Adviser) uses a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Nasdaq Composite Index), as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company's financial statements and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company's value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to their growth prospects, and earnings expectations that appear fair to conservative.

			The portfolio managers will consider selling the security of an issuer if, among other things: (1) a security's price reaches its valuation target; (2) an issuer's fundamentals deteriorate; (3) the catalysts for growth are no longer present or reflected in the security's price; or (4) a more attractive investment opportunity is identified.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers considered by Invesco Advisers, Inc. (Invesco or the Adviser), the Fund's investment adviser, to rely extensively on technology, science and communications in their product development or operations at the time of investment, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund's returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund's ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company's earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors' expectations of, the issuing company's earnings and can be more volatile.

Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund's investments, and therefore the value of the Fund's shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Mid-Capitalization Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies' securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.

			Technology Sector Risk. The Fund will concentrate its investments in the securities of issuers engaged primarily in the communications and information industry. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Morgan Stanley Technology Sector Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund's performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's and the predecessor fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares have been restated to reflect the Fund's applicable sales charge.

			Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Morgan Stanley Technology Sector Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund's performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's and the predecessor fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Class B shares year-to-date (ended June 30, 2015): 3.09% Best Quarter (ended March 31, 2012): 21.90% Worst Quarter (ended December 31, 2008): -22.98%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares have been restated to reflect the Fund's applicable sales charge.
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	The Fund has elected to use the Nasdaq Composite Index to represent its broad-based securities market/style specific benchmark rather than the S&P 500® Index and BofA Merrill Lynch 100 Technology Index because the Nasdaq Composite Index more closely reflects the performance of the types of securities in which the Fund invests.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.
INVESCO TECHNOLOGY SECTOR FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.58%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."
1 Year		rr_ExpenseExampleYear01	$ 702
3 Years		rr_ExpenseExampleYear03	1,021
5 Years		rr_ExpenseExampleYear05	1,363
10 Years		rr_ExpenseExampleYear10	2,325
1 Year		rr_ExpenseExampleNoRedemptionYear01	702
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,021
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,363
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,325
1 Year		rr_AverageAnnualReturnYear01	5.20%
5 Years		rr_AverageAnnualReturnYear05	8.92%
10 Years		rr_AverageAnnualReturnYear10	4.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
INVESCO TECHNOLOGY SECTOR FUND | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.33%
1 Year		rr_ExpenseExampleYear01	$ 736
3 Years		rr_ExpenseExampleYear03	1,027
5 Years		rr_ExpenseExampleYear05	1,445
10 Years		rr_ExpenseExampleYear10	2,479
1 Year		rr_ExpenseExampleNoRedemptionYear01	236
3 Years		rr_ExpenseExampleNoRedemptionYear03	727
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,479
2005		rr_AnnualReturn2005	(0.72%)
2006		rr_AnnualReturn2006	(0.42%)
2007		rr_AnnualReturn2007	15.87%
2008		rr_AnnualReturn2008	(44.14%)
2009		rr_AnnualReturn2009	47.10%
2010		rr_AnnualReturn2010	7.46%
2011		rr_AnnualReturn2011	(3.57%)
2012		rr_AnnualReturn2012	10.37%
2013		rr_AnnualReturn2013	23.68%
2014		rr_AnnualReturn2014	10.46%
Year to Date Return, Label		rr_YearToDateReturnLabel	Class B shares year-to-date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.09%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.90%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.98%)
1 Year		rr_AverageAnnualReturnYear01	5.46%
5 Years		rr_AverageAnnualReturnYear05	9.05%
10 Years		rr_AverageAnnualReturnYear10	4.09%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 28, 1995
INVESCO TECHNOLOGY SECTOR FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.32%
1 Year		rr_ExpenseExampleYear01	$ 335
3 Years		rr_ExpenseExampleYear03	724
5 Years		rr_ExpenseExampleYear05	1,240
10 Years		rr_ExpenseExampleYear10	2,656
1 Year		rr_ExpenseExampleNoRedemptionYear01	235
3 Years		rr_ExpenseExampleNoRedemptionYear03	724
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,240
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,656
1 Year		rr_AverageAnnualReturnYear01	9.54%
5 Years		rr_AverageAnnualReturnYear05	9.35%
10 Years		rr_AverageAnnualReturnYear10	3.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
INVESCO TECHNOLOGY SECTOR FUND | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.33%
1 Year		rr_ExpenseExampleYear01	$ 135
3 Years		rr_ExpenseExampleYear03	421
5 Years		rr_ExpenseExampleYear05	729
10 Years		rr_ExpenseExampleYear10	1,601
1 Year		rr_ExpenseExampleNoRedemptionYear01	135
3 Years		rr_ExpenseExampleNoRedemptionYear03	421
5 Years		rr_ExpenseExampleNoRedemptionYear05	729
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,601
1 Year		rr_AverageAnnualReturnYear01	11.61%
5 Years		rr_AverageAnnualReturnYear05	10.45%
10 Years		rr_AverageAnnualReturnYear10	4.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
INVESCO TECHNOLOGY SECTOR FUND | Return After Taxes on Distributions | Class B
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.46%
5 Years		rr_AverageAnnualReturnYear05	9.05%
10 Years		rr_AverageAnnualReturnYear10	4.09%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 28, 1995
INVESCO TECHNOLOGY SECTOR FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class B
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.09%
5 Years		rr_AverageAnnualReturnYear05	7.16%
10 Years		rr_AverageAnnualReturnYear10	3.25%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 28, 1995
INVESCO TECHNOLOGY SECTOR FUND | Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[2]	rr_AverageAnnualReturnYear01	14.75%
5 Years	[2]	rr_AverageAnnualReturnYear05	17.19%
10 Years	[2]	rr_AverageAnnualReturnYear10	9.15%
INVESCO TECHNOLOGY SECTOR FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[2]	rr_AverageAnnualReturnYear01	13.69%
5 Years	[2]	rr_AverageAnnualReturnYear05	15.45%
10 Years	[2]	rr_AverageAnnualReturnYear10	7.67%
INVESCO TECHNOLOGY SECTOR FUND | BofA Merrill Lynch 100 Technology Index (price-only) (reflects no deduction for fees, expenses or taxes and reflects no dividends or other ordinary distributions)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[2]	rr_AverageAnnualReturnYear01	10.73%
5 Years	[2]	rr_AverageAnnualReturnYear05	12.17%
10 Years	[2]	rr_AverageAnnualReturnYear10	7.11%
INVESCO TECHNOLOGY SECTOR FUND | Lipper Science & Technology Funds Index
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.26%
5 Years		rr_AverageAnnualReturnYear05	14.31%
10 Years		rr_AverageAnnualReturnYear10	8.51%

[1]	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."
[2]	The Fund has elected to use the Nasdaq Composite Index to represent its broad-based securities market/style specific benchmark rather than the S&P 500® Index and BofA Merrill Lynch 100 Technology Index because the Nasdaq Composite Index more closely reflects the performance of the types of securities in which the Fund invests.